Stock Split (Details Narrative) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Jan. 03, 2011
Notes to Financial Statements
Common stock shares authorized	25,000,000	25,000,000	25,000,000
Common stock par value	$ 0.10	$ 0.10	$ 0.10